Simple Agreements For Future Equity (SAFE)	12 Months Ended
Dec. 31, 2020
Other Liabilities Disclosure [Abstract]
Simple Agreements For Future Equity (SAFE)	Simple Agreements for Future Equity (SAFE)Between April 2016 and May 2019, the Company issued SAFEs that allowed the investors to participate in future equity financings through a share-settled redemption of the amount invested (such notional being the “invested amount”). Alternatively, upon the occurrence of a change of control or an initial public offering (other than a qualified financing), the investors had the option to receive either (i) cash payment equal to the invested amount under such SAFE, or (ii) a number of shares of common stock equal to the invested amount divided by the liquidity price set forth in the applicable SAFE.
The Company issued two types of SAFEs, that each contain the change of control and initial public offering settlement alternatives described above, but settled differently upon a next round financing as follows:
(a)SAFEs that allowed the investors to participate in future equity financings through share-settled redemption at a discounted price to the price paid by other investors. That is, upon a future equity financing involving preferred shares, the SAFE settled into a number of preferred shares equal to the invested amount of the SAFE divided by a percentage of the discounted price investors pay to purchase preferred shares in the financing, with such discounted price calculated as a percentage of the price investors pay to purchase preferred shares in the financing or by reference to a valuation ceiling and
(b)SAFEs that, instead of allowing the holder to receive a number of shares at a discounted settlement price, accrued noncash paid-in-kind interest at 18% per annum of the invested amount of the SAFE. Upon a future equity financing, the SAFE settled into a number of preferred shares equal to the invested amount of the SAFE divided by the price for which cash investors paid to purchase the preferred shares in the financing.
The Company determined that the SAFEs were not legal form debt (i.e., no creditors’ rights). The SAFEs included a provision allowing for cash redemption upon the occurrence of a change of control, the occurrence of which is outside the control of the Company. Therefore, the SAFEs are classified as marked-to-market liabilities pursuant to ASC 480, Distinguishing Liability from Equity.
On June 24, 2019 in connection with the sale of the Series A preferred stock, the SAFEs were settled into 68,877,417 shares of Series A preferred stock and 3,612,062 shares of common stock, and there were no SAFEs issued and outstanding as of December 31, 2020 or 2019. The SAFEs were marked to fair value as of the settlement date, resulting in a charge for the increase in fair value of $24.2 million during the year ended December 31, 2019. One SAFE note was settled in cash for $5.6 million, resulting in an immaterial loss on settlement.